Label	Element	Value
Schwab 5 – 10 Year Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SCHWAB STRATEGIC TRUST
(the Trust)
Schwab® Fixed-Income ETFs
Schwab® 1 – 5 Year Corporate Bond ETF
Schwab® 5 – 10 Year Corporate Bond ETF
Schwab® Short-Term U.S. Treasury ETF
Schwab® Intermediate-Term U.S. Treasury ETF
Schwab® Long-Term U.S. Treasury ETF
(each, the fund)
Supplement dated December 20, 2021 to the fund’s currently effective
Statutory Prospectus and Statement of Additional Information (SAI)

This supplement provides new and additional information beyond that contained in the
Statutory Prospectus and SAI and should be read in conjunction with the Statutory
Prospectus and SAI.
Effective December 20, 2021 the management fee of Schwab 1 – 5 Year Corporate Bond ETF, Schwab 5 – 10 Year Corporate Bond ETF, Schwab Short-Term U.S. Treasury ETF, Schwab Intermediate-Term U.S. Treasury ETF and Schwab Long-Term U.S. Treasury ETF have been reduced, as follows:
Fund	Current Management Fee	New Management Fee
Schwab 1 – 5 Year Corporate Bond ETF	0.05%	0.04%
Schwab 5 – 10 Year Corporate Bond ETF	0.05%	0.04%
Schwab Short-Term U.S. Treasury ETF	0.05%	0.04%
Schwab Intermediate-Term U.S. Treasury ETF	0.05%	0.04%
Schwab Long-Term U.S. Treasury ETF	0.05%	0.04%
Accordingly, the following changes to the Statutory Prospectus and SAI are effective December 20, 2021:

2.
Schwab 5 – 10 Year Corporate Bond ETF

Statutory Prospectus – Under the fund’s “Fund Fees and Expenses” section: The “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables are deleted and replaced in their entirety with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.04
Other expenses	None
Total annual fund operating expenses1	0.04

(1)
The information in the table has been restated to reflect current fees and expenses.

Expenses on a $10,000 Investment
1 Year	3 Years	5 Years	10 Years
$4	$13	$23	$51

Risk/Return [Heading]	rr_RiskReturnHeading	Schwab® 5 – 10 Year Corporate Bond ETF
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Statutory Prospectus – Under the fund’s “Fund Fees and Expenses” section: The “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables are deleted and replaced in their entirety with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The information in the table has been restated to reflect current fees and expenses.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Expenses on a $10,000 Investment
Schwab 5 – 10 Year Corporate Bond ETF | Schwab 5-10 Year Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.04%
Other expenses	rr_OtherExpensesOverAssets	none
Total annual fund operating expenses	rr_NetExpensesOverAssets	0.04%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 4
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	13
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	23
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 51

[1]	The information in the table has been restated to reflect current fees and expenses.